Net loss per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss per share	Net loss per share
Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2022	2021	2020
Numerator
Net loss	$(148,839)	$(142,096)	$(142,094)
Net loss attributable to ordinary shareholders - basic and diluted	$(148,839)	$(142,096)	$(142,094)

Denominator
Weighted-average number of ordinary shares used in net loss per share - basic and diluted	94,993,400	72,084,078	51,558,075
Net loss per share - basic and diluted	$(1.57)	$(1.97)	$(2.76)
For all periods presented, outstanding but unvested restricted shares, unvested restricted share units, share options and warrants have been excluded from the calculation, because their effects would be anti-dilutive. Therefore, the weighted average number of ordinary shares used to calculate both basic and diluted loss per share are the same for all periods presented.
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

		December 31,
	2022	2021	2020
Unvested restricted shares and units	403,331	1,089,650	505,383
Share options	10,310,800	7,772,455	5,611,429
Warrants	3,265,306	3,265,306	—
Total	13,979,437	12,127,411	6,116,812